Long-Term Debt - Additional Information - Revolvers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) credit_facility vessel	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Carrying amount of long-term debt	$ 680,085	$ 605,147
Teekay Tankers
Debt Instrument [Line Items]
Undrawn amount of revolving credit facility	$ 45,400	32,000
Revolving Credit Facilities due through December 2024
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1
Credit facility, maximum borrowing capacity	$ 344,900	438,400
Undrawn amount of revolving credit facility	$ 73,800	$ 253,400
Debt instrument spread on variable rate	2.40%	2.40%
Available capacity reduced under revolving credit facility in year 2	$ 65,300
Available capacity reduced under revolving credit facility in year 3	$ 201,300
Debt Instrument, Collateral, Number of Vessels | vessel	29
Carrying amount of long-term debt	$ 271,167	$ 185,000
Line Of Credit Reduction Of Available Borrowing Capacity in Year One	$ 78,400